Segments - Information Regarding Reportable Segments (Parenthetical) (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Sep. 30, 2012	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information [Line Items]
Asset impairment	$ 60,693	$ 47,500	$ 108,216	$ 0	$ 122,717
Gain on insurance settlement			30,668	0	0
Platform Rig 3
Segment Reporting Information [Line Items]
Gain on sale of business	18,350
Hercules 185
Segment Reporting Information [Line Items]
Gain on insurance settlement	27,300		27,300
International Offshore
Segment Reporting Information [Line Items]
Asset impairment			82,700		38,000
International Offshore | Platform Rig 3
Segment Reporting Information [Line Items]
Gain on sale of business			18,350
International Offshore | Hercules 185
Segment Reporting Information [Line Items]
Gain on insurance settlement			27,300
Domestic Offshore
Segment Reporting Information [Line Items]
Asset impairment			$ 25,500		$ 84,700